Cover	Dec. 29, 2025	Nov. 07, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Dec. 29, 2025
Entity Registrant Name		Willow Tree Capital Corporation
Entity Incorporation, State or Country Code		MD
Securities Act File Number		814-01698
Entity Tax Identification Number		93-2706372
Entity Address, Address Line One		450 Park Avenue
Entity Address, Address Line Two		29th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10022
City Area Code		212
Local Phone Number		218-1090
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Entity Central Index Key		0001944831